INCOME TAXES 3 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	$ (10)	$ (70)	$ (36)
Current State and Local Tax Expense (Benefit)	(7)	(5)	(6)
Current Foreign Tax Expense (Benefit)	171	107	144
Current Income Tax Expense (Benefit)	154	32	102
Deferred Federal Income Tax Expense (Benefit)	237	275	(63)
Deferred State and Local Income Tax Expense (Benefit)	4	15	3
Deferred Foreign Income Tax Expense (Benefit)	(91)	48	20
Deferred Income Tax Expense (Benefit)	150	338	(40)
Investment Tax Credit	(4)	(4)	(3)
Income tax expense (benefit)	300	366	59
Parent Company [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Income tax expense (benefit)	(133)	(117)	(145)
San Diego Gas and Electric Company [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	(5)	9	(109)
Current State and Local Tax Expense (Benefit)	52	11	14
Current Income Tax Expense (Benefit)	47	20	(95)
Deferred Federal Income Tax Expense (Benefit)	220	149	255
Deferred State and Local Income Tax Expense (Benefit)	5	24	30
Deferred Income Tax Expense (Benefit)	225	173	285
Investment Tax Credit	(2)	(2)	0
Income tax expense (benefit)	270	191	190
Southern California Gas Company [Member]
Income Tax Expense (Benefit), Continuing Operations [Line Items]
Current Federal Tax Expense (Benefit)	2	4	(73)
Current State and Local Tax Expense (Benefit)	7	(5)	24
Current Income Tax Expense (Benefit)	9	(1)	(49)
Deferred Federal Income Tax Expense (Benefit)	117	103	136
Deferred State and Local Income Tax Expense (Benefit)	15	16	(6)
Deferred Income Tax Expense (Benefit)	132	119	130
Investment Tax Credit	(2)	(2)	(2)
Income tax expense (benefit)	$ 139	$ 116	$ 79